Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
SRED pool	$ 24,129
Tax Losses	67,883	$ 71,999
Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	40,424
U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	21,467
Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	5,992
2021 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	203
2021 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	203
2022 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	603
2022 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	603
2023 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	616
2023 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	616
2027 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2027 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2029 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	9
2029 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	9
2030 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	587
2030 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	414
2030 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	173
2031 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	5,631
2031 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,026
2031 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,605
2032 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	7,866
2032 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	5,533
2032 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,070
2032 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	263
2033 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	8,460
2033 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	7,265
2033 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	880
2033 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	315
2034 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,678
2034 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,781
2034 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,877
2034 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	20
2035 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,210
2035 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,269
2035 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,443
2035 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	498
2036 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	18,505
2036 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	17,126
2036 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,247
2036 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	132
2037 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	10,892
2037 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,450
2037 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,078
2037 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	364
Indefinite [Member]
Tax Credit Carryforward [Line Items]
SRED pool	24,129
Tax Losses	1,622
Indefinite [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	$ 1,622